Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss	$ 10,583,000
Valuation allowance	$ 413,104	$ (585,185)